Inventories- Schedule of Inventories (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [line items]
Cost of inventory	$ 2,597	$ 2,719
Production costs [member]
Disclosure of inventories [line items]
Cost of inventory	1,636	1,753
Depreciation and depletion [member]
Disclosure of inventories [line items]
Cost of inventory	$ 961	$ 966